Offerings	Jan. 13, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	22,899,199
Proposed Maximum Offering Price per Unit | $ / shares	2.03
Maximum Aggregate Offering Price	$ 46,485,373.97
Amount of Registration Fee	$ 6,419.63
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.Amount registered consists of up to 9,487,500 shares of common stock which includes (i) shares of common stock to be issued upon the exercise of 9,487,500 public warrants; (ii) the resale of up to 22,899,199 shares of common stock, including 3,971,250 shares of common stock issuable upon the exercise of private placement warrants; and (iii) the resale of up to 588,235 shares of common stock issued in a private placement.Estimated in accordance with Rule 457(c), solely for the purpose of calculating the registration fee based on the average of the high and low prices of the common stock as reported on the Nasdaq on December 18, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of public warrants
Amount Registered | shares	9,487,500
Proposed Maximum Offering Price per Unit | $ / shares	11.50
Maximum Aggregate Offering Price	$ 109,106,250.00
Amount of Registration Fee	$ 15,067.57
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactions.Amount registered consists of up to 9,487,500 shares of common stock which includes (i) shares of common stock to be issued upon the exercise of 9,487,500 public warrants; (ii) the resale of up to 22,899,199 shares of common stock, including 3,971,250 shares of common stock issuable upon the exercise of private placement warrants; and (iii) the resale of up to 588,235 shares of common stock issued in a private placement.Based upon the $11.50 exercise price per share of common stock issuable upon exercise of the public warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (additional shares)
Amount Registered | shares	588,235
Proposed Maximum Offering Price per Unit | $ / shares	1.78
Maximum Aggregate Offering Price	$ 1,047,058.30
Fee Rate	0.01381%
Amount of Registration Fee	$ 144.60
Offering Note	Pursuant to Rule 416, the securities being registered hereunder also include such indeterminable number of additional securities as may be issued to prevent dilution as a result of stock splits, stock dividends, or similar transactionsAmount registered consists of up to 9,487,500 shares of common stock which includes (i) shares of common stock to be issued upon the exercise of 9,487,500 public warrants; (ii) the resale of up to 22,899,199 shares of common stock, including 3,971,250 shares of common stock issuable upon the exercise of private placement warrants; and (iii) the resale of up to 588,235 shares of common stock issued in a private placement.